Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cost of Goods Sold (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cost of Goods Sold [Line Items]
Depreciation and amortization	€ 3,820	€ 3,426
Total	14,198	21,277
Carrying amount of investment	€ 820
Percentage of Other investments	33.00%
Cost of sales [member]
Schedule of Cost of Goods Sold [Line Items]
Personnel expenses	€ 5,440	5,468
Cost of materials	4,156	12,307
Depreciation and amortization	3,290	2,904
Other expenses	1,313	599
Total	14,198	€ 21,277
Markgröningen Verwaltungs [Member]
Schedule of Cost of Goods Sold [Line Items]
Carrying amount of investment	€ 32